            As filed with the Securities and Exchange
                 Commission on October 16, 1996

                                       File Nos. 33-18647
                                                 811-5398

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

               ___________________________________

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                  Pre-Effective Amendment No.

                   Post-Effective Amendment No. 19              X
                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                           Amendment No. 20                     X

              ____________________________________

          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
       (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
      (Address of Principal Executive Office)   (Zip Code)

        Registrant's Telephone Number, including Area Code:

                         (800) 221-5672

              ____________________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York l0105
             (Name and address of agent for service)

             ______________________________________

                  Copies of communications to:

                       Thomas G. MacDonald
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

     It is proposed that this filing will become effective
                     (check appropriate box)



          immediately upon filing pursuant to paragraph (b) _____ on (date), 1995 pursuant to paragraph (b)
    _____ 60 days after filing pursuant to paragraph (a)(1)
    _____ on (date) pursuant to paragraph (a)(1)
      X   75 days after filing pursuant to paragraph (a)(2)
    _____ on (date) pursuant to paragraph (a)(2) of rule 485.


    If appropriate, check the following box:

    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Registrant has registered an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended December 31, 1995 was filed on February 26, 1996 and amended on March 6, 1996.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404 (c))

N-1A ITEM NO.                                  LOCATION IN PROSPECTUS

PART A

Item  1. Cover Page                            Cover Page

Item  2. Synopsis                              Expense Information

Item  3. Condensed Financial Information       Financial Highlights

Item  4. General Description of Registrant     Description of the Portfolio

Item  5. Management of the Fund                Management of the Fund;
                                               General Information

Item  6. Capital Stock and Other Securities    General Information; Dividends,
                                               Distributions and Taxes

Item  7. Purchase of Securities Being Offered  Purchase and Redemption of
                                               Shares; General Information

Item  8. Redemption or Repurchase              Purchase and Redemption of
                                               Shares; General Information

Item  9. Pending Legal Proceedings             Not Applicable


PART B                                         LOCATION IN STATEMENT
                                               OF ADDITIONAL INFORMATION

Item 10. Cover Page                            Cover Page

Item 11. Table of Contents                     Cover Page

Item 12. General Information and History       Management of the Fund;
                                               General Information

Item 13. Investment Objectives and Policies    Investment Policies and
                                               Restrictions

                            CROSS REFERENCE SHEET
                        (as required by Rule 404 (c))

PART B
(Continued)

Item 14. Management of the Fund                Management of the Fund

Item 15. Control Persons and Principal
         Holders of Securities                 Management of the Fund;
                                               General Information

Item 16. Investment Advisory and Other
         Services                              Management of the Fund

Item 17. Brokerage Allocation                  Portfolio Transactions

Item 18. Capital Stock and Other Securities    General Information

Item 19. Purchase, Redemption and Pricing      Purchase and
         of Securities Being Offered           Redemption of Shares;
                                               Net Asset Value

Item 20. Tax Status                            Dividends, Distributions
                                               and Taxes

Item 21. Underwriters                          General Information

Item 22. Calculation of Performance Data       General Information

Item 23. Financial Statements                  Financial Statements; Report
                                               of Independent Auditors





















                                      4
00250292.AX8

Incorporated herein by reference is the prospectus of Alliance Variable Products Series Fund, Inc. (the "Fund") contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed April 30, 1996.

















































                                      5
00250292.AX8

              ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

_________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672
_________________________________________________________________


    Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

_________________________________________________________________

                REAL ESTATE INVESTMENT PORTFOLIO
_________________________________________________________________

    The Real Estate Investment Portfolio (the "Portfolio") seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.



(R) : This is a registered mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              PROSPECTUS/                   , 1996

         Investors are advised to carefully read this Prospectus and to retain it for future reference.







                                      6
00250292.AX8

_________________________________________________________________

                      PURCHASE INFORMATION
_________________________________________________________________

         The Fund will offer and sell the Portfolio's shares only to separate accounts of certain life insurance companies, for the purpose of funding variable annuity contracts and variable life insurance policies. Sales will be made without sales charge at the Portfolio's per share net asset value. Further information can be obtained from Alliance Fund Services, Inc. at the address or telephone number shown above.

         An investment in the Portfolio is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

_________________________________________________________________

                     ADDITIONAL INFORMATION
_________________________________________________________________

         This Prospectus sets forth concisely the information which a prospective investor should know about the Fund and the Portfolio before applying for certain variable annuity contracts and variable life insurance policies offered by participating insurance companies. It should be read in conjunction with the Prospectus of the separate account of the specific insurance product which accompanies this Prospectus. A "Statement of
Additional Information" dated                 , 1996 which
provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the address or telephone number shown above.

_________________________________________________________________

                       EXPENSE INFORMATION
_________________________________________________________________

Shareholder Transaction Expenses

         The Portfolio has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

Management Fees..........................         0%*

Other Expenses...........................       .95%*
                                               _____

Total Portfolio Operating Expenses.........     .95%
                                               =====
____________________
* Net of expense reimbursement

Example

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period).

                                  1 Year    3 Years
                                   $10        $30


         The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Portfolio will bear directly and indirectly. "Other Expenses" for the Portfolio are based on estimated amounts for the Portfolio's current fiscal year. The estimated expense information for the Portfolio is net of voluntary expense reimbursements which are not required to be continued indefinitely; however, the Adviser intends to continue such reimbursements for the foreseeable future. The estimated Management Fees and Other Expenses of the Portfolio before
expense reimbursements would be .90% and [   %], respectively.
The example should not be considered representative of future expenses; actual expenses may be greater or less than those shown.

_________________________________________________________________

                  DESCRIPTION OF THE PORTFOLIO
_________________________________________________________________

Introduction to the Fund

         The Fund was established as a Maryland corporation in 1987. The Fund is an open-end management investment company commonly known as a "mutual fund" whose shares are offered in separate series each referred to as a "portfolio." Because the Fund offers multiple portfolios, it is known as a "series fund." Each portfolio is a separate pool of assets constituting, in effect, a separate fund with its own investment objectives and policies.

         A shareholder in the Portfolio will be entitled to his or her pro rata share of all dividends and distributions arising from the Portfolio's assets and, upon redeeming shares of the Portfolio, the shareholder will receive the then current net asset value of the Portfolio represented by the redeemed shares. (See "Purchase and Redemption of Shares"). While the Fund has no present intention of doing so, the Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.

         In addition to the Portfolio, the Fund currently has 18 other portfolios: the Money Market Portfolio, the Premier Growth Portfolio, the Growth and Income Portfolio, the U.S. Government/High Grade Securities Portfolio, the High-Yield Portfolio, the Total Return Portfolio, the International Portfolio, the Short-Term Multi-Market Portfolio, the Global Bond Portfolio, the North American Government Income Portfolio, the Global Dollar Government Portfolio, the Utility Income Portfolio, the Conservative Investors Portfolio, the Growth Investors Portfolio, the Growth Portfolio, the Worldwide Privatization Portfolio, the Technology Portfolio and the Quasar Portfolio.

         The Fund is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

         It is conceivable that in the future it may be disadvantageous for variable annuity and variable life insurance separate accounts to invest simultaneously in the Fund. Currently, however, the Fund does not foresee any disadvantage to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Directors intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

         The investment objective and policies of the Portfolio are set forth below. There can be, of course, no assurance that the Portfolio will achieve its investment objective.

Investment Objective

         The Portfolio's investment objective is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Policies

         Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITS") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Portfolio will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

         The Portfolio may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Portfolio's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations -- Mortgage Backed Securities" for a description of these and other risks.

         As to any investment in Real Estate Equity Securities, the Adviser's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. The Adviser believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Portfolio will purchase Real Estate Equity Securities when, in the judgment of the Adviser, their market price does not adequately reflect this potential. In making this determination, the Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which the Adviser may determine from time to time to be relevant. The Adviser will attempt to purchase for the Portfolio Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

         The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended ("the Code"). The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

         INVESTMENT PROCESS FOR REAL ESTATE EQUITY SECURITIES. The Portfolio's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of Real Estate Equity Securities. Value added management will further distinguish the most attractive Real Estate Equity Securities. The Portfolio's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection and securities analysis.

         The universe of property-owning real estate industry firms consists of approximately 115 companies of sufficient size and quality to merit consideration for investment by the Portfolio. In implementing the Portfolio's research and investment process, the Adviser will avail itself of the consulting services of Koll Investment Management, a division of Koll Real Estate Services ("Koll"), a national real estate investment and property manager that oversees a 1,000 property portfolio. As consultant to the Adviser, Koll provides access to a proprietary model (Koll's National Real Estate Index) that analyzes the approximately 9,000 properties owned by these companies. Using proprietary databases and algorithms, Koll analyzes local market rent, expense and occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 300 asset-type specific geographic markets are analyzed and ranked on a relative scale by Koll in compiling its REIT-SCORE database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own. See "Management of the Fund -- Consultant To The Adviser" for more information about Koll.

         Once the universe of real estate industry companies has been distilled through the market research process, Koll's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific property location, condition, and sub-market trends. Koll's use of locally based real estate professionals provides the Adviser with a window on the operations of the portfolio companies as information gathered can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for initial and continued investment by the Portfolio.

         The Adviser further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. The Adviser will make extensive use of Koll's network of industry analysts in order to assess trends in tenant industries. This information is then used to further interpret management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

         The Adviser believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

         MORTGAGE-BACKED SECURITIES AND ASSOCIATED RISKS.
Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed
Securities that may be available in the future.

         GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. The Portfolio may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

         MULTIPLE-CLASS PASS-THROUGH SECURITIES AND
COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. The Portfolio will not invest in the lowest tranche of CMOs and REMIC certificates.

         Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

         A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Portfolio does not intend to invest in residual interests.

         RISKS. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. See "Risk Considerations" for a more complete description of the characteristics of Mortgage-Backed Securities and associated risks.

         SHORT-TERM INVESTMENTS. The short-term investments in which the Portfolio may invest are: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's Investors Service, Inc. ("Moody's") or A-1, AA or better by Standard & Poor's Ratings Services ("S&P"); obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

         The Portfolio may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not so rated, of equivalent credit quality as determined by the Adviser. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. The Portfolio expects that it will not retain a debt security which is downgraded below BBB or Baa or, if unrated, determined by the Adviser to have undergone similar credit quality deterioration, subsequent to purchase by the Portfolio.

         The Portfolio may also engage in the following investment practices to the extent indicated: (i) invest up to 10% of its net assets in rights or warrants; (ii) invest up to 15% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Portfolio;
(iii) lend portfolio securities equal in value to not more than 25% of total assets; (iv) enter into repurchase agreements of up to seven days' duration; (v) enter into forward commitment transactions as long as the Portfolio's aggregate commitments under such transactions are not more than 30% of the Portfolio's total assets; (vi) enter into standby commitment agreements;
(vii) make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Portfolio's net assets (taken at market value) is held as collateral for such sales; and (viii) invest in illiquid securities unless, as a result, more than 15% of its net assets would be so invested.

Additional Investment Policies And Practices

         CONVERTIBLE SECURITIES. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock.

         RIGHTS AND WARRANTS. The Portfolio will invest in rights or warrants only if the underlying equity securities are themselves deemed appropriate by the Adviser for inclusion in the Portfolio's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless.

Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

         ILLIQUID SECURITIES. Subject to any more restrictive applicable investment policy, the Portfolio will not maintain more than 15% of its net assets in illiquid securities. Illiquid securities will generally include direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers) and repurchase agreements not terminable within seven days.

         Because of the absence of a trading market for illiquid securities, the Portfolio may not be able to realize their full value upon sale. The Adviser will monitor the illiquidity of such securities with respect to the Portfolio under the supervision of the Directors of the Fund. To the extent permitted by applicable law, securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended ("the "Securities Act") ("Rule 144A securities") will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Directors. The Portfolio may not be able to readily sell securities for which there is no ready market.

         FORWARD COMMITMENTS. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

         When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Portfolio intends to enter into a forward commitment, it records the transaction and thereafter reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

         The use of forward commitments enables the Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Portfolio might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolio enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Portfolio assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Portfolio's net asset value. In the event the other party to a forward commitment transaction were to default, the Portfolio might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

         STANDBY COMMITMENT AGREEMENTS. Standby commitment agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Portfolio has committed to purchase. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Portfolio and unavailable on a firm commitment basis.
Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% of the Portfolio's total assets taken at the time of making the commitment.

         There is no guarantee that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Portfolio.

         REPURCHASE AGREEMENTS. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a
day or a few days later.   The resale price is greater than the
purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. The Adviser monitors the creditworthiness of the vendors with which the Portfolio enters into repurchase agreements.

         SHORT SALES. A short sale is a transaction in which the Portfolio sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. When the Portfolio makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale. The Portfolio may be required to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Portfolio's obligation to replace the borrowed security will be secured by collateral deposited with a broker-dealer qualified as a custodian and will consist of cash or securities. Depending on the arrangements the Portfolio makes with the broker-dealer from which it borrowed the security regarding remittance of any payments received by the Portfolio on such security, the Portfolio may not receive any payments (including interest) on its collateral deposited with the broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a short-term capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Portfolio's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. In order to defer realization of gain or loss for U.S. federal income tax purposes, the Portfolio may also make short sales "against the box." In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

         The Portfolio may not make a short sale unless at all times when a short position is open not more than 25% of the Portfolio's net assets (taken at market value) is held as collateral for such sales at any one time. Certain special federal income tax considerations may apply to short sales entered into by the Portfolio. See "Dividends, Distributions and Taxes."

         LOANS OF PORTFOLIO SECURITIES. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether the Portfolio is to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned thereon, and the Portfolio may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Portfolio may pay reasonable finders', administrative and custodial fees in connection with a loan. The Portfolio will not lend portfolio securities in excess of 25% of the value of its total assets, nor will the Portfolio lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio or the Adviser. The Board of Directors of the Fund will monitor the Portfolio's lending of portfolio securities.

         GENERAL. The successful use of the foregoing investment practices draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the adviser's ability to forecast price movements correctly. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities hedged will not be perfect and could produce unanticipated losses.

         FUTURE DEVELOPMENTS. The Portfolio may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Portfolio or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

         DEFENSIVE POSITION. For temporary defensive purposes, the Portfolio may increase without limit its position in short-term, liquid, high-grade debt securities, which may include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), bank deposits, money market instruments, short-term debt securities, including notes and bonds. For a description of the types of securities in which the Portfolio may invest while in a temporary defensive position, please see the Statement of Additional Information.

         PORTFOLIO TURNOVER. The Adviser anticipates that the Portfolio's annual rate of turnover will not exceed 100%. A 100% annual turnover rate would occur if all of the securities in the Portfolio's portfolio are replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes."

Risk Considerations

         RISK FACTORS ASSOCIATED WITH THE REAL ESTATE INDUSTRY. Although the Portfolio does not invest directly in real estate, it does invest primarily in Real Estate Equity Securities and does have a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to certain of the foregoing risks to greater extent.

         In addition, if the Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities the Portfolio owns, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company. See "Dividends, Distributions and Taxes." Investments by the Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

         REITS. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

         MORTGAGE-BACKED SECURITIES. As discussed above, investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Further, the yield characteristics of Mortgage-Backed Securities, such as those in which the Portfolio may invest, differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

         Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Portfolio may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

         SECURITIES RATINGS. The ratings of securities by S&P, Moody's, Duff & Phelps Credit Rating Co. ("Duff & Phelps") and Fitch Investors Service, Inc. ("Fitch") are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Certain Fundamental Investment Policies

         In addition to its fundamental investment objective, the Portfolio has adopted the following fundamental investment policies, which may not be changed without the approval of its shareholders. Additional fundamental and non-fundamental investment policies are set forth in the Statement of Additional
Information.

         The Portfolio may not: (i) with respect to 75% of its total assets, have such assets represented by other than:
(a) cash and cash items, (b) U.S. Government securities, or
(c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Portfolio's total assets, and not more than 10% of the outstanding voting securities of such issuer; (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 25% of its total assets, or (b) the Portfolio owns more than 25% of the outstanding securities of any one class of securities of such issuer; (iii) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry, other than the real estate industry in which the Portfolio will invest at least 25% or more of its total assets, except that this restriction does not apply to U.S. Government securities; (iv) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein, including Real Estate Equity Securities; or (v) borrow money except for temporary or emergency purposes or to meet redemption requests, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made.

_________________________________________________________________

                     MANAGEMENT OF THE FUND
_________________________________________________________________

Directors

         John D. Carifa, Chairman of the Board and President, is
President of Alliance Capital Management Corporation ("ACMC"), the sole general partner of the Adviser, with which he has been associated since prior to 1991.

         Ruth Block is a Director of Ecolab Incorporated
(specialty chemicals) and Amoco Corporation (oil and gas). She was formerly an Executive Vice President and the Chief Insurance
Officer of The Equitable Life Assurance Society of the United
States since prior to 1991.

         David H. Dievler was formerly President of the Fund, and a Senior Vice President of ACMC, with which he has been associated since prior to 1991.

         John H. Dobkin is President of Historic Hudson Valley
(historic preservation) since prior to 1991. Previously, he was Director of the National Academy of Design. From 1987 to 1992, he was a Director of ACMC.

         William H. Foulk, Jr. was formerly a Senior Manager of
Barrett Associates, Inc., a registered investment adviser, with which he has been associated since prior to 1991.

         Dr. James M. Hester is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation since prior to 1991. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University.

         Clifford L. Michel is a member of the law firm of Cahill
Gordon & Reindel, with which he has been associated since prior to 1991.

         Robert C. White is a Vice President and the Chief
Financial Officer of the Howard Hughes Medical Institute, with which he has been associated since prior to 1991.

Adviser

         Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 has been retained under an investment advisory agreement (the "Investment Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Portfolio subject to the general supervision and control of the Board of Directors of the Fund. The employee of the Adviser principally responsible for the Portfolio's investment program since its inception is Daniel G. Pine. Mr. Pine has been associated with the Adviser since May of 1996. Prior thereto, Mr. Pine was Senior Vice President of Desai Capital Management since prior to 1991.

         The Adviser is a leading international investment manager supervising client accounts with assets as of June 30,

1996 totaling $168 billion (of which more than $55 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 50 registered investment companies managed by the Adviser comprising over 100 separate investment portfolios currently have over two million shareholders. As of June 30, 1996, the Adviser was retained as an investment manager by 33 of the Fortune 100 companies.

         ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

         The Adviser provides investment advisory services and order placement facilities for each of the Fund's portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers. The Portfolio pays the Adviser at an annual rate of .90% of the average daily value of its net assets. The fees are accrued daily and paid monthly.

Consultant To The Adviser

         In providing advisory services to the Portfolio and other clients investing in real estate securities, the Adviser has access to the research services of Koll Investment Management, the Investment Management Division of Koll, which acts as a consultant to the Adviser with respect to the real estate market. As a consultant, Koll provides to the Adviser, at The Adviser's expense, such in-depth information regarding the real-estate market, the factors influencing regional valuations and analysis of recent transactions in office, retail, industrial and multi-family properties as the Adviser shall from time to time request. Koll will not furnish investment advice or make recommendations regarding the purchase or sale of securities by the Portfolio nor will it be responsible for making investment decisions involving Portfolio assets.

         Koll is one of the largest fee-based property management firms in the United States as well as one of the largest publishers of real estate research, with approximately 2,600 employees nationwide. Koll will provide the Adviser with exclusive access to its REIT-SCORE model which ranks approximately 115 REITs based on the relative attractiveness of the property markets in which they own real estate. This model scores the approximately 9,000 individual properties owned by these companies. REIT-SCORE is in turn based on Koll's National Real Estate Index which gathers, analyzes and publishes targeted research data for the 65 largest U.S. real estate markets based on a variety of public- and private-sector sources as well as Koll's proprietary database of 45,000 commercial property transactions representing over $250 billion of investment property and over 2,000 tracked properties which report rent and expense data quarterly. Koll has previously provided access to its REIT-SCORE model results primarily to the institutional market through subscriptions. The model is no longer provided to any research publications, and the Portfolio and another mutual fund managed by the Adviser are currently the only mutual funds available to retail investors that have access to Koll's REIT-SCORE model.

Expenses of the Portfolio

         In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Portfolio pays certain other costs including (a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) cost of maintaining the Fund's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with the Commission and with state regulatory authorities, and (j) cost of certain personnel of the Adviser or its affiliates rendering clerical, accounting and other services to the Fund.

         As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Investment Advisory Agreement, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or by its affiliates; in such event, the services are provided to the Fund at cost and the payments specifically approved in advance by the Fund's Board of Directors.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

Purchase of Shares

         Shares of the Portfolio are offered on a continuous basis directly by the Fund and by Alliance Fund Distributors, Inc., the Fund's Principal Underwriter, to the separate accounts of certain life insurance companies without any sales or other charge, at the Portfolio's net asset value, as described below. The separate accounts of insurance companies place orders to purchase shares of the Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies which are funded by shares of the Portfolios. The Fund reserves the right to suspend the sale of the Fund's shares in response to conditions in the securities markets or for other reasons. Individuals may not place orders directly with the Fund. See the Prospectus of the separate account of the participating insurance company for more information on the purchase of Portfolio shares.

         The public offering price of the Portfolio's shares is their net asset value. The per share net asset value of the Portfolio is computed in accordance with the Fund's Articles of Incorporation and By-Laws, at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), following receipt of a purchase or redemption order by the Fund, on each Fund business day on which such an order is received and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares. The Fund's per share net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday exclusive of days on which the Exchange is closed (most national holidays and Good Friday). For purposes of this computation, the securities in the Portfolio are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Directors believe would accurately reflect fair market value. Portfolio securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities.

Redemption of Shares

         An insurance company separate account may redeem all or any portion of the shares of the Portfolio in its account at any time at the net asset value per share of the Portfolio next determined after a redemption request in proper form is furnished to the Fund or the Principal Underwriter. Any certificates representing shares being redeemed must be submitted with the redemption request. Shares redeemed are entitled to earn dividends, if any, up to and including the day redemption is effected. There is no redemption charge. Payment of the redemption price will normally be made within seven days after receipt of such tender for redemption. The right of redemption may be suspended or the date of payment may be postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by the Portfolio is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of the Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

         The Portfolio will declare and distribute dividends from net investment income and will distribute its net capital gains, if any, at least annually. Such income and capital gains distributions will be made in shares of the Portfolio.

         The Portfolio intends to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, the Portfolio will not be subject to Federal income or excise taxes on its investment company taxable income and net capital gains to the extent such investment company taxable income and net capital gains are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from the Portfolio are not currently taxable when left to accumulate within a variable annuity (other than an annuity interest owned by a person who is not a natural person) or variable life insurance contract. Distributions of net investment income and net short-term capital gain will be treated as ordinary income and distributions of net long-term capital gain will be treated as long-term capital gain in the hands of the insurance companies.

         Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified," in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. The Portfolio plans to satisfy these conditions at all times so that the shares of the Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

Portfolio Transactions

         Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolio.

         The Fund has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Consistent with the objective of obtaining best execution, the Fund may use brokers and dealers who provide research, statistical and other information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage and research and statistical services provided by the executing broker. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund. The Fund may from time to time place orders for the purchase or sale of securities on an agency basis with Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of Donaldson, Lufkin and Jenrette Securities Corporation, for which Donaldson, Lufkin and Jenrette Securities Corporation may receive a portion of the brokerage commission. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that Donaldson, Lufkin & Jenrette Securities Corporation is an affiliate of the Adviser.

Organization

         The Fund is a Maryland corporation organized on November 17, 1987. The authorized capital stock of the Fund consists solely of 10,000,000,000 shares of Common Stock having a par value of $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series. Such shares are currently divided into 18 series, one underlying each portfolio. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series on matters, such as the election of Directors, that affect all portfolios in substantially the same manner. Maryland law does not require a registered investment company to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Directors. Shares of each portfolio are freely transferable, are entitled to dividends as determined by the Board of Directors and, in liquidation of the Fund, are entitled to receive the net assets of that portfolio. Shareholders have no preference, pre-emptive or conversion rights. In accordance with current law, it is anticipated that an insurance company issuing a variable annuity contract or variable life insurance policy that participates in the Fund will request voting instructions from contract or policyholders and will vote shares in the separate account in accordance with the voting instructions received.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the
Americas, New York, New York 10105, an indirect wholly-owned subsidiary of the Adviser, is the Principal Underwriter of shares of the Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Custodian for the securities and cash of the Fund and as its dividend disbursing agent, but plays no part in deciding on the purchase or sale of portfolio securities.

Registrar and Dividend-Disbursing Agent

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 500 Plaza Drive, Secaucus, New Jersey, 07094, acts as the Fund's registrar and dividend-disbursing agent.

Additional Information

         Any shareholder inquiries may be directed to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Prospectus. This Prospectus and the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

         This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Incorporated herein by reference is the statement of additional information of Alliance Variable Products Series Fund, Inc. (the "Fund") contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed April 30, 1996.

                             ALLIANCE VARIABLE PRODUCTS
                             SERIES FUND, INC.
                             - Real Estate Investment Portfolio
_________________________________________________________________

P. O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800)  227-4618
_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                       ____________, 1996
_________________________________________________________________

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Portfolio's current Prospectus dated ____________ __, 1996.
Copies of such Prospectus may be obtained by contacting Alliance
Fund Services, Inc. at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS

                                                             PAGE

    Introduction
    Investment Policies and Restrictions
    Management of the Fund
    Purchase and Redemption of Shares
    Net Asset Value
    Portfolio Transactions
    Dividends, Distributions and Taxes
    General Information

(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                          INTRODUCTION
_________________________________________________________________

         The Real Estate Investment Portfolio (the "Portfolio") is a portfolio of the Alliance Variable Products Series Fund, Inc. ("the Fund"), an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

         The investment objective of the Portfolio is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

         Except as otherwise indicated, the investment policies of the Portfolio are not "fundamental policies" and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to its shareholders. The Portfolio's investment objective may not be changed without shareholder approval.

         Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Portfolio will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

         The Portfolio may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Portfolio's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See ["Risk Considerations--Risk Factors Associated with the Real Estate Industry"] in the Prospectus for a description of these and other risks.

         As to any investment in Real Estate Equity Securities, the analysis of Alliance Capital Management, L.P., the Portfolio's investment adviser (the "Adviser") will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. The Adviser believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Portfolio will purchase Real Estate Equity Securities when, in the judgment of the Adviser, their market price does not adequately reflect this potential. In making this determination, the Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which the Adviser may determine from time to time to be relevant. The Adviser will attempt to purchase for the Portfolio Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

         The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly
by the Portfolio.   The Portfolio may invest up to 5% of its
total assets in Real Estate Equity Securities of non-U.S.
issuers.

Additional Investment Policies And Practices

         To the extent not described in the Portfolio's Prospectus, set forth below is additional information regarding the Portfolio's investment policies and practices. Except as otherwise noted, the Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may be changed by the Directors of the Fund without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

         Convertible Securities. The Portfolio may invest up to 25% of its total assets in convertible securities of issuers whose common stocks are eligible for purchase by the Portfolio under the investment policies described above. Convertible securities include bonds, debentures, corporate notes and preferred stocks. Convertible securities are instruments that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Forward Commitments. No forward commitments will be made by the Portfolio if, as a result, the Portfolio's aggregate commitments under such transactions would be more than 30% of the then current value of the Portfolio's total assets. The Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a segregated account of the Fund, cash and/or securities having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it may incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

         Standby Commitment Agreements. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Portfolio will at all times maintain a segregated account with its custodian of cash and/or securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Portfolio.

         Repurchase Agreements. The Portfolio may enter into repurchase agreements pertaining to U.S. Government Securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Portfolio's ability to enter into repurchase agreements. Currently, the Portfolio intends to enter into repurchase agreements only with its custodian and such primary dealers. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Portfolio requires continual maintenance by its Custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. The Fund's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Portfolio enters into repurchase agreement transactions.

         Short Sales. When engaging in a short sale, in addition to depositing collateral with a broker-dealer, the Portfolio is currently required under the 1940 Act to establish a segregated account with its custodian and to maintain therein cash or securities in an amount that, when added to cash or securities deposited with the broker-dealer, will at all times equal at least 100% of the current market value of the security sold short.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Portfolio may invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer to institutional investors and in private transactions; they cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         The Adviser, under the supervision of the Fund's Board of Directors, will monitor the liquidity of restricted securities in the Portfolio's portfolio. In reaching liquidity decisions, the Adviser will consider, among other factors, the following:
(1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of security.

         Defensive Position. For temporary defensive purposes, the Portfolio may vary from its investment objectives during periods in which conditions in securities markets or other economic or political conditions warrant. During such periods, the Portfolio may increase without limit its position in short-term, liquid, high- grade debt securities, which may include securities issued by the U.S. government, its agencies and, instrumentalities ("U.S. Government Securities"), bank deposit, money market instruments, short-term (for this purpose, securities with a remaining maturity of one year or less) debt securities, including notes and bonds, and short-term foreign currency denominated debt securities rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch") or, if not so rated, of equivalent investment quality as determined by the Adviser.

         Subject to its policy of investing at least 65% of its total assets in equity securities of real estate investment trusts and other real estate industry companies, the Portfolio may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in money market instruments referred to above.

         Portfolio Turnover. Generally, the Portfolio's policy with respect to portfolio turnover is to purchase securities with a view to holding them for periods of time sufficient to assure that the Portfolio will realize less than 30% of its gross income from the sale or other disposition of securities held for less than three months (see "Dividends, Distributions and Taxes") and to hold its securities for six months or longer. However, it is also the Portfolio's policy to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. The Adviser anticipates that the Portfolio's annual rate of portfolio turnover will not exceed 100%. A 100% annual turnover rate would occur if all the securities in the Portfolio's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs to be borne by the Portfolio, and as portfolio turnover increases it is more likely that the Portfolio will realize short-term capital gains. In order to continue to qualify as a regulated investment company for Federal tax purposes, less than 30% of the annual gross income of the Portfolio must be derived from the sale of securities held by the Portfolio for less than three months. See "Dividends, Distributions and Taxes."

         INVESTMENT RESTRICTIONS

         The following restrictions may not be changed without approval of a majority of the outstanding voting securities of the Portfolio, which means the vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares, whichever is less.

         As a matter of fundamental policy, the Portfolio may not:

              (i) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

             (ii) make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

            (iii) participate on a joint or joint and several basis in any securities trading account;

             (iv)  invest in companies for the purpose of
         exercising control;

              (v) issue any senior security within the meaning of the 1940 Act;

             (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open not more than 25% of the Portfolio's net assets (taken at market value) is held as collateral for such sales at any one time;

            (vii) (a) purchase or sell commodities or commodity contracts including futures contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; and (d) act as an underwriter of securities, except that the Portfolio may acquire restricted securities under circumstances in which, if such securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act.

_________________________________________________________________

                     MANAGEMENT OF THE FUND
_________________________________________________________________

DIRECTORS AND OFFICERS

         The Directors and principal officers of the Fund, their ages and their primary occupations during the past five years are set forth below. Each such Director and officer is also a trustee, director or officer of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each such persons is 1345 Avenue of the Americas, New York, New York 10105.

DIRECTORS

         JOHN D. CARIFA,1 51, Chairman of the Board, is the President, Chief Operating Officer and a Director of Alliance Capital Management Corporation ("ACMC"),2 the sole general partner of the Adviser, with which he has been associated since prior to 1991.

         RUTH BLOCK, 65, was formerly Executive Vice President and the Chief Insurance Officer of The Equitable Life Assurance Society of the United States. She is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Her address is Box 4653, Stamford, Connecticut 06905.

         DAVID H. DIEVLER, 66, was formerly Chairman and
President of the Fund and a Senior Vice President of ACMC, with which he had been associated since prior to 1991 through 1994.
He is currently an independent consultant.  His address is P.O.
Box 167, Spring Lake, New Jersey 07762.

         JOHN H. DOBKIN, 54, has been the President of Historic Hudson Valley (historic preservation) since prior to 1991. Previously, he was Director of the National Academy of Design. From 1987 to 1992, he was a Director of ACMC. His address is Historic Hudson Valley, 150 White Plains Rd., Tarrytown, New York 10591.
____________________
1An "interested person" of the Fund, as defined in the 1940 Act.

2For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

         WILLIAM H. FOULK, JR., 63, is an investment adviser and independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser since prior to 1991. His address is 2 Hekma Road, Greenwich,
Connecticut 06831.

         DR. JAMES M. HESTER, 72, is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation with which he has been associated since prior to 1991. He was formerly President of New York University, The New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, New York, New York 10128.

         CLIFFORD L. MICHEL, 56, is a partner in the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1991. He is Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining) and Faber-Castell Corporation (writing products). His address is 80 Pine Street, New York, New York 10005.

         ROBERT C. WHITE, 75, is a retired Trustee of St. Clair Fixed Income Fund, St. Clair Tax-Free Fund and St. Clair Equity Fund (registered investment companies) and a retired Director of MEDSTAT Systems, Inc. (health care information). Formerly, he was Assistant Treasurer of the Ford Motor Company and a Vice President and the Chief Financial Officer of the Howard Hughes Medical Institute. His address is 30835 River Crossing, Bingham Farms, Michigan 48025.

OFFICERS

         ALFRED L. HARRISON, SENIOR VICE PRESIDENT, 57, is a Vice
Chairman of ACMC, with which he has been associated with since prior to 1991.

         WAYNE D. LYSKI, SENIOR VICE PRESIDENT, 53, is an
Executive Vice President of ACMC, with which he has been associated with since prior to 1991.

         KATHLEEN A. CORBET, 35, Senior Vice President, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1991.

         EDMUND P. BERGAN, Jr., 45, Secretary, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
and Alliance Fund Services, Inc. and is a Vice President and
Assistant General Counsel of ACMC with which he has been associated since prior to 1991.

         MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER,
45, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS"), with which he has been associated since prior to 1991.

         ANDREW GANGOLF, ASSISTANT SECRETARY, 41, has been a Vice President and Assistant General Counsel of AFD since December 1994. Prior thereto he was a Vice President and Assistant Secretary of Delaware Management Company, Inc. since October 1992 and a Vice President and Counsel to Equitable Life Assurance Society of the United States since prior to 1991.

         LAURA MAH, CONTROLLER, 39, has been a Vice President of
ACMC since July 1992. Previously she was associated with Equitable Capital Management Corporation ("ECMC") since prior to
1991.

         THOMAS R. MANLEY, ASSISTANT CONTROLLER, 43, has been an
Assistant Vice President of ACMC since July 1993. Previously he was associated with ECMC since prior to 1991.

         STEVEN YU, ASSISTANT CONTROLLER, 35, has been an
Assistant Vice President of ACMC since 1993. Previously he was associated with ECMC since prior to 1991.

         The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended December 31, 1995, the aggregate compensation paid to each of the Directors during calendar year 1995 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other Fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                       Total            Total Number
                                       Compensation     of Funds in the
                                       from the         Alliance Fund
                                       Alliance Fund    Complex, Including
                      Aggregate        Complex,         the Fund, as to which
Name of Director      Compensation     Including the    the Director is a
of the Fund           from the Fund    Fund             Director or Trustee
_______________       _____________    _____________    _____________________

John D. Carifa        $-0-             $-0-                      49
Ruth Block            $3,165           $ 159,000                 36
David H. Dievler      $3,300           $ 179,200                 42
John H. Dobkin        $3,165           $ 117,200                 29
William H. Foulk, Jr. $3,300           $ 143,500                 30
Dr. James M. Hester   $3,165           $ 156,000                 37
Clifford L. Michel    $3,165           $ 131,500                 36
Robert C. White       $3,165           $ 133,200                 36

___________________________

As of April 30, 1996, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

ADVISER

         The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1996 of $168 billion (of which more than $55 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included, as of June 30, 1996, 33 of the FORTUNE 100 Companies. As of that date, the Adviser and its subsidiaries employed approximately 1,350 employees who operated out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 51 registered investment companies comprising more than 100 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 58% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of June 30, 1996, approximately 32% and 10.0% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund.

         AXA and its subsidiaries own approximately 63.9% of the issued and outstanding shares of capital stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in France, the United States, Australia, the United Kingdom, Canada and other countries, principally in Europe and the Asia Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities in the United States, Europe and the Asia Pacific area. Based on information provided by AXA, as of March 31, 1996, 42.1% of the issued ordinary shares (representing 53.4% of the voting power) of AXA were owned by Midi Participations, a French holding company ("Midi"). The shares of Midi were, in turn, owned 61.4% (representing 62.5% of the voting power) by Finaxa, a French holding company, and 38.6% (representing 37.5% of the voting power) by subsidiaries of Assicurazioni Generali S.p.A., an Italian corporation (one of which, Belgica Insurance Holding S.A., a Belgian corporation, owned 30.8%, representing 33.1% of the voting power). As of March 31, 1996, 61.1% of the voting shares (representing 73.4% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.7% of the voting shares representing 40.4% of the voting power), and 25.5% of the voting shares (representing 16% of the voting power) of Finaxa were owned by Banque Paribas, a French bank. Including the ordinary shares owned by Midi, as of March 31, 1996, the Mutuelles AXA directly or indirectly owned 51% of the issued ordinary shares (representing 64.7% of the voting power) of AXA. Acting as a group, the Mutuelles AXA control AXA, Midi and Finaxa.

         The Adviser provides investment advisory services and order placement facilities for the Portfolio and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers. The Portfolio pays the Adviser at an annual rate of [1.00%] of the average daily value of its net assets.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolio. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with the Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Portfolio. When two or more of the clients of the Adviser (including the Portfolio) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

         As to the obtaining of services other than those specifically provided to the Portfolio by the Adviser, the Portfolio may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. In such event, the services will be provided to the Portfolio at cost and the payments specifically approved by the Fund's Board of Directors.

         The Investment Advisory Agreement is terminable with respect to the Portfolio without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of such Portfolio or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

         The Investment Advisory Agreement continues in effect until each December 31, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of such parties as defined by the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser will reimburse the Fund as to the Portfolio for its expenses (exclusive of interest, taxes, brokerage, expenditures pursuant to the Distribution Services Agreement and extraordinary expenses to the extent permitted by applicable state securities laws and regulations) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund may not qualify its shares for sale in every state.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: ACM Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Growth and Income Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Inc., Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance World Income Trust, Inc., Alliance Worldwide Privatization Fund, Inc., Fiduciary Management Associates, The Alliance Portfolios, and The Hudson River Trust, all open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance Global Environment Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Global Privatization Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc. and The Spain Fund, Inc., all closed-end investment companies.

_________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Portfolio's Prospectus under the heading "Purchase and Redemption of Shares."

REDEMPTION OF SHARES

         The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment either in cash or in portfolio securities received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

_________________________________________________________________

                         NET ASSET VALUE
_________________________________________________________________

         The net asset value of shares of the Portfolio on which the subscription and redemption prices are based is computed in accordance with the Articles of Incorporation and By-Laws of the Fund at the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund, on each Fund business day on which such an order is received and trading in the types of securities in which the Portfolio invests might materially affect the value of the Portfolio's shares, by dividing the value of the Portfolio's assets less its liabilities, by the total number of shares then outstanding. For this purpose, a Fund business day is any weekday exclusive of days on which the Exchange is closed (most national holidays and Good Friday).

         Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Options will be valued at market value or fair market value if no market exists. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund. However, readily marketable fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Fund's Board of Directors determines that this method does not represent fair value). All assets of the Portfolio, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair market value.

_________________________________________________________________

                     PORTFOLIO TRANSACTIONS
_________________________________________________________________

         Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers or dealers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with the Fund.

         The Fund will deal in some instances in equity securities which are not listed on a national stock exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers, but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, the Fund's distributor, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ for which DLJ may receive a portion of the brokerage commission. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

         The Portfolio intends to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If so qualified, the Portfolio will not be subject to federal income and excise taxes on its investment company taxable income and net capital gains to the extent such investment company taxable income and net capital gains are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies.

         Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified", in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. The Portfolio plans to satisfy these conditions at all times so that the shares of the Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

         For information concerning the federal income tax consequences for the holders of variable annuity contracts and variable rate insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

COMMON STOCK; VOTING RIGHTS

         The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such election of Directors will not be able to elect any person or persons to the Board of Directors.

         All shares of the Fund when duly issued will be fully paid and nonassessable. The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Board of Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of such additional series would be governed by the 1940 Act and the law of the State of Maryland.

         If shares of another series were issued in connection with the creation of the new portfolio, each share of any of the Fund's portfolios would normally be entitled to one vote for all purposes. Generally, shares of each portfolio would vote as a single series for the election of directors and on any other matter that affected each portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote as separate series.

         Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act, are available to any shareholder of the Fund. Meetings of shareholders may be called by 10% of the Fund's outstanding shareholders.

CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin
Street, Boston, Massachusetts 02110, acts as Custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

PRINCIPAL UNDERWRITER

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

COUNSEL

         Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward &
Kissel, One Battery Park Plaza, New York, New York  10004.

INDEPENDENT AUDITORS

         Ernst & Young LLP, 787 Seventh Avenue, New York, New
York 10019, have been appointed as independent auditors for the Fund.

SHAREHOLDER APPROVAL

         The capitalized term "Shareholder Approval" as used in this Statement of Additional Information means (1) the vote of 67% or more of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares of the Portfolio, whichever is less.

Total Return Quotations

         From time to time the Portfolio advertises its "total return." The Portfolio's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Portfolio's inception). The Portfolio's total return for such a period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Portfolio are assumed to have been reinvested when paid.

         The Portfolio's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Portfolio's portfolio and its expenses. Total return information is useful in reviewing the Portfolio's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Portfolio is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance ratings of the Portfolio as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. ("Lipper") and advertisements presenting the historical record of payments of income dividends by the Portfolio may also from time to time be sent to investors or placed in newspapers and magazines such as BARRONS, BUSINESS WEEK, CHANGING TIMES, FORBES, INVESTOR'S DAILY, MONEY MAGAZINE, THE NEW YORK TIMES and THE WALL STREET JOURNAL or other media on behalf of the Portfolio.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.




                               22
00250292.AX8

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Directors
Alliance Variable Products Series Fund, Inc.


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Variable Products Series Fund, Inc. (the "Fund"), (comprising, respectively, the premier Growth, Global Bond, Growth and Income, Short-Term Multi-Market, U.S. Government/High Grade Securities, Total Return, International, Money Market, Global Dollar Government, North American Government Income, Utility Income, Growth, Worldwide Privatization, Conservative Investors and Growth Investors Portfolios), as of December 31, 1995, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Alliance Variable Products Series Fund, Inc. at December 31, 1995, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                    ERNST & YOUNG LLP


New York, New York


                               23
00250292.AX8

February 5, 1996




















































                               24
00250292.AX8

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

    (a)  FINANCIAL STATEMENTS

         Included in the Prospectus:
              Financial Highlights

         Included in the Statement of Additional Information for the Premier Growth Portfolio, Global Bond Portfolio, Growth and Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio, Total Return Portfolio, International Portfolio and the Money Market Portfolio:
              Portfolio of Investments - December 31, 1995
              Statement of Assets and Liabilities -
                   December 31, 1995
              Statement of Operations, year ended December 31,
                   1995
              Statement of Changes in Net Assets, years ended
                   December 31, 1995 and December 31, 1994
              Notes to Financial Statements - December 31, 1995
              Financial Highlights - for the years ended
                   December 31, 1995, December 31, 1994
                   December 31, 1993 and December 31, 1992
              Report of Ernst & Young LLP, Independent Auditors

         Included in the Statement of Additional Information for the Global Dollar Government Portfolio, North American Government Income Portfolio, Utility Income Portfolio, Growth Portfolio, Worldwide Privatization Portfolio, Conservative Investors Portfolio and Growth Investors
         Portfolio:
              Portfolio of Investments - December 31, 1995
              Statement of Assets and Liabilities -
                   December 31, 1995
              Statement of Operations, year ended December 31,
                   1995
              Statement of Changes in Net Assets, year ended
                   December 31, 1995 and December 31, 1994
              Notes to Financial Statements - December 31, 1995 Financial Highlights - for the year ended
                   December 31, 1995 and December 31, 1994
              Report of Ernst & Young LLP, Independent Auditors

              All other schedules are either omitted because they are not required under the related instructions, they are inapplicable or the required information is presented in the financial statements or notes which are included in the Statement of Additional Information of the Registration Statement.

    (b)  EXHIBITS:

      (1)(a)    Articles of Incorporation of the Registrant -
                Incorporated herein by reference to Exhibit 1 to Registration Statement on Form N-1A, filed on
                November 20, 1987.

         (b)    Articles Supplementary to the Articles of
                Incorporation of the Registrant - Incorporated herein by reference to Exhibit 1 to Registration
                Statement on Form N-1A, filed on November 20,
                1987.

         (c) Form of Articles Supplementary to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A, filed on May 1, 1991.

         (d)    Articles Supplementary to the Articles of
                Incorporation of the Registrant - Incorporated by reference to Exhibit 1(d) to Post-Effective
                Amendment No. 13 to Registration Statement on
                Form N-1A, filed on May 1, 1995.

         (e) Articles of Amendment to the Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1(e) to Post-Effective
                Amendment No. 13 to Registration Statement on
                Form N-1A, filed on May 1, 1995.

         (f) Articles Supplementary to the Articles of Incorporation adding Technology Portfolio - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A, filed on April 30, 1996.

         (g)    Articles Supplementary to the Articles of
                Incorporation increasing the authorized aggregate number of shares of capital stock.

         (h) Articles Supplementary to the Articles of Incorporation adding Quasar Portfolio - Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 17 to Registration Statement No. 17 on Form N-1A, filed July 22, 1996.

      (2)(a) By-Laws of the Registrant - Incorporated by reference to Exhibit 2(a) to Post-Effective
                Amendment No. 15 to Registration Statement on
                Form N-1A, filed on April 30, 1996.

         (b) Revised By-Laws of the Registrant - Incorporated by reference to Exhibit 2(b) to Post-Effective
                Amendment No. 4 of Registration Statement on Form
                N-1A, filed on April 30, 1991.

      (3)       Not applicable.

      (4)(a) Specimen form of Share Certificate for Money Market Portfolio, Growth Portfolio, Growth and Income Portfolio, Managed Income Portfolio, High Yield Portfolio, Total Return Portfolio and International Portfolio - Incorporated by reference to Exhibit 4 to Registration Statement on Form N-1A, filed on November 20, 1987.

         (b) Specimen form of Share Certificate for U.S. Government/High Grade Securities Portfolio, Short-Term Multi-Market Portfolio - Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 4 of Registration Statement on Form N-1A, filed on April 30, 1991

         (c) Specimen form of Share Certificate for Global Bond Portfolio - Incorporated by reference to
                Exhibit 4(c) to Post-Effective Amendment No. 5 of Registration Statement on Form N-1A, filed on
                May 1, 1991.

         (d)    Specimen form of Share Certificate for Technology
                Portfolio - Incorporated by reference to Exhibit
                4(d) to Post-Effective Amendment No. 15 of
                Registration Statement on Form N-1A, filed
                April 30, 1996.

      (5)(a) Advisory Agreement between the Registrant and Alliance Capital Management L.P.- Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A, filed May 1, 1995.

         (b) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio - Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 7 of the

                Registration Statement on Form N-1A filed on
                February 26, 1993.

      (6) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit (6) to Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A filed on February 26, 1993.

      (7)       Not applicable.

      (8)(a) Amended Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 4 of Registration Statement on Form N-1A, filed on April 30, 1991.

      (9)       Not applicable

      (10)      Not applicable.

      (11)      Consent of Independent Auditors - filed herewith.

      (12)      Not applicable

      (13)      Not applicable

      (14)      Not applicable

      (15)      Not applicable

      (16)(a)   Schedule for computation of Yield and Total
                Return Performance Quotation - Incorporated by reference to Exhibit 16 to Post-Effective
                Amendment No. 4 of Registration Statement on Form
                N-1A, filed on April 30, 1991.

          (b) Schedule for computation of Yield Quotation for the Money market Portfolio - Incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 of Registration Statement on Form N-1A, filed May 1, 1995.

OTHER EXHIBIT:

           Powers of Attorney of David H. Dievler, John D.
           Carifa, William H. Foulk, Jr. and Robert C. White-
           Incorporated by reference to Other Exhibit to Post-
           Effective Amendment No. 4 of Registration Statement on
           Form N-1A, filed on April 30, 1991.

           Power of Attorney of John H. Dobkin - Incorporated by reference to Other Exhibit to Post Effective Amendment
           No. 7 filed on February 26, 1993.

ITEM 25. Persons Controlled by or under Common Control with Registrant.

           None.

ITEM 26.   Number of Holders of Securities.

                                        NUMBER OF RECORD HOLDERS
      TITLE OF CLASS                          September 30, 1996

      Common Stock:
        Short-Term Multi-Market Portfolio           13
        Growth and Income Portfolio                  8
        Global Bond Portfolio                        5
        Money Market Portfolio                       4
        Premier Growth Portfolio                     5
        U.S. Government/High Grade Portfolio         5
        High Yield Portfolio                         0
        International Portfolio                      5
        Total Return Portfolio                       4
        North American Government Income Portfolio   4
        Global Dollar Government Portfolio           4
        Utility Income Portfolio                     5
        Conservative Investors Portfolio             5
        Growth Investors Portfolio                   5
        Worldwide Privatization Portfolio            4
        Growth Portfolio                             6
        Technology Portfolio                         4

ITEM 27.   Indemnification.

           It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1,
           Article VII of the Registrant's By-Laws filed as
           Exhibit 2 and Section 9 of the Distribution Services Agreement filed as Exhibit 6(a), all as set forth below. Registrant's Articles of Incorporation and
           Article VII, Section 1 through Section 6 of the Registrant's By-Laws, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5(a) in response to Item 24, as set forth below.

      Section 2-418 of the Maryland General Corporation Law reads as follows:

           "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS,
           EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

                     (1)  "Directors" means any person who is or
                 was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                      (2)  "Corporation" includes any domestic or
                 foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (3)  "Expenses" include attorney's fees.

                      (4)  "Official capacity" means the
                 following:

                          (i)  When used with respect to a
                 director, the office of director in the
                 corporation; and

                         (ii)  When used with respect to a person
                 other than a director as contemplated in subsection (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                        (iii)  "Official capacity" does not
                 include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                      (5)  "Party" includes a person who was, is,
                 or is threatened to be made a named defendant or respondent in a proceeding.

                      (6)  "Proceeding" means any threatened,
                 pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                          (b)(1)  A corporation may indemnify any
                 director made a party to any proceeding by reason of service in that capacity unless it is established that:

                          (i)  The act or omission of the
                 director was material to the matter giving rise to the proceeding; and

                                1.  Was committed in bad faith;
                 or

                                2.  Was the result of active and
                 deliberate dishonesty; or

                         (ii)  The director actually received an
                 improper personal benefit in money, property, or services; or

                        (iii)  In the case of any criminal
                 proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

                      (2) (i)  Indemnification may be against
                 judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii)  However, if the proceeding was one
                 by or in the right of the corporation,
                 indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                      (3) (i)  The termination of any proceeding
                 by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                         (ii)  The termination of any proceeding
                 by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                          (c)  A director may not be indemnified
                 under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                          (d)  Unless limited by the charter:

                                (1)  A director who has been
                 successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                                (2)  A court of appropriate
                 jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                          (i)  If it determines a director is
                 entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                         (ii)  If it determines that the director
                 is fairly and reasonably entitled to
                 indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                          (3)   A court of appropriate
                 jurisdiction may be the same court in which the proceeding involving the director's liability took place.

                     (e)  (1)  Indemnification under subsection
                 (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                          (2)  Such determination shall be made:

                          (i)  By the board of directors by a
                 majority vote of a quorum consisting of
                 directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                         (ii)  By special legal counsel selected
                 by the board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                        (iii)  By the stockholders.

                      (3)  Authorization of indemnification and
                 determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                      (4)  Shares held by directors who are
                 parties to the proceeding may not be voted on the subject matter under this subsection.

                      (f) (1)  Reasonable expenses incurred by a
                 director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                          (i)  A written affirmation by the
                 director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                         (ii)  A written undertaking by or on
                 behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                          (2)  The undertaking required by
                 subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                          (3)   Payments under this subsection
                 shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                      (g)  The indemnification and advancement of
                 expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                      (h)  This section does not limit the
                 corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                      (i)  For purposes of this section:

                          (1)  The corporation shall be deemed to
                 have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                          (2)  Excise taxes assessed on a
                 director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                          (3)   Action taken or omitted by the
                 director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                      (j)  Unless limited by the charter:

                          (1)  An officer of the corporation
                 shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                          (2)  A corporation may indemnify and
                 advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                          (3)  A corporation, in addition, may
                 indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                      (k) (1)  A corporation may purchase and
                 maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                          (2)  A corporation may provide similar
                 protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                          (3)  The insurance or similar
                 protection may be provided by a subsidiary or an affiliate of the corporation.

                      (l)  Any indemnification of, or advance of
                 expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

           Article EIGHTH of the Registrant's Articles of
Incorporation reads as follows:

           "EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such Corporations.

           The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

           The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

           In accordance with Release No. IC-11330 (September 2,
           1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by
           (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or
           (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
           (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

           ARTICLE VII, Section 1 through Section 6 of the
Registrant's By-laws reads as follows:

           "Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

           "Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met:
           (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

           "Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by
           (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

           "Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

           "Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

           "Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

           The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28.   Business and Other Connections of Adviser.

           The descriptions of Alliance Capital Management L.P. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

           The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.

ITEM 29.   Principal Underwriters.

      (a)  Alliance Fund Distributors, Inc., the Registrant's
           Principal Underwriter in connection with the sale of shares of the Registrant, also acts as Principal
           Underwriter or Distributor for the following investment companies:

                 ACM Institutional Reserves, Inc.
                 AFD Exchange Reserves
                 The Alliance Fund, Inc.
                 Alliance All-Asia Investment Fund, Inc.
                 Alliance Balanced Shares, Inc.
                 Alliance Bond Fund, Inc.
                 Alliance Capital Reserves
                 Alliance Developing Markets Fund, Inc.

                 Alliance Global Fund
                 Alliance Global Dollar Government Fund, Inc.
                 Alliance Global Small Cap Fund, Inc.
                 Alliance Global Strategic Income Trust, Inc.
                 Alliance Government Reserves
                 Alliance Growth and Income Fund, Inc.
                 Alliance Income Builder Fund, Inc.
                 Alliance International Fund
                 Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
                 Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
                 Alliance Municipal Income Fund, Inc. II
                 Alliance Municipal Trust
                 Alliance New Europe Fund, Inc.
                 Alliance North American Government Income Trust,
                 Inc.
                 Alliance Premier Growth Fund, Inc.
                 Alliance Quasar Fund, Inc.
                 Alliance Real Estate Investment Fund, Inc.
                 Alliance Short-Term Multi-Market Trust, Inc.
                 Alliance Technology Fund, Inc.
                 Alliance Utility Income Fund, Inc.
                 Alliance World Income Trust, Inc.
                 Alliance Worldwide Privatization Fund, Inc.
                 Fiduciary Management Associates
                 The Alliance Portfolios

      (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                         POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER              WITH REGISTRANT

Michael J. Laughlin      Chairman

Robert L. Errico         President

Edmund P. Bergan, Jr.    Senior Vice President,       Secretary
                         General Counsel
                         and Secretary

Daniel J. Dart           Senior Vice President

Byron M. Davis           Senior Vice President

Richard A. Davies        Senior Vice President

Kimberly A. Gardener     Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Barbara J. Krumseik      Senior Vice President

Stephen R. Laut          Senior Vice President

Daniel D. McGingley      Senior Vice President

Dusty W. Paschall        Senior Vice President

Antonios G. Poleonadkis  Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Warren W. Babcock, III   Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

William P. Beanblossom   Vice President

Jack C. Bixler           Vice President

Casimir F. Bolanowski    Vice President

Kevin T. Cannon          Vice President

William W. Collins, Jr.  Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

Mark J. Dunbar           Vice President

Sohaila S. Farsheed      Vice President

Linda A. Finnerty        Vice President

William C. Fisher        Vice President

Robert M. Frank          Vice President

Gerard J. Friscia        Vice President & Controller

Andrew L. Gangolf        Vice President

Mark D. Gersten          Vice President               Treasurer, CFO and
                                                      Assistant Secretary

Joseph W. Gibson         Vice President

Herbert H. Goldman       Vice President

James E. Gunter          Vice President

Alan Halfenger           Vice President

Daniel M. Hazard         Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Robert H. Joseph, Jr.    Vice President & Treasurer

Richard D. Keppler       Vice President

Sheila F. Lamb           Vice President

Donna M. Lamback         Vice President

Thomas Leavitt, III      Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Maura A. McGrath         Vice President

Matthew P. Mintzer       Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

Daniel J. Phillips       Vice President

Robert T. Pigozzi        Vice President

James J. Posch           Vice President

Robert E. Powers         Vice President

Domenick Pugliese        Vice President

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

J. William Stratt, Jr.   Vice President

Richard E. Tambourine    Vice President

Joseph T. Tocylosky      Vice President

Neil S. Wood             Vice President

Emilie D. Wrapp          Vice President

Maria L. Carreras        Assistant Vice President

Sarah A. Chodara         Assistant Vice President

John W. Cronin           Assistant Vice President

Leon M. Fern             Assistant Vice President

William B. Hanigan       Assistant Vice President

Vicky M. Hayes           Assistant Vice President

John C. Hershock         Assistant Vice President

James J. Hill            Assistant Vice President

Thomas K. Intoccia       Assistant Vice President

Edward W. Kelly          Assistant Vice President

Patrick Look             Assistant Vice President

Shawn P. McClain         Assistant Vice President

Thomas F. Monnerat       Assistant Vice President

Jeanette M. Nardella     Assistant Vice President

Carol H. Rappa           Assistant Vice President

Lisa Robinson-Cronin     Assistant Vice President

Karen C. Satterberg      Assistant Vice President

Robert M. Smith          Assistant Vice President

Joseph T. Tocyloski      Assistant Vice President

Wesley S. Williams       Assistant Vice President

Mark R. Manley           Assistant Vice President


       (c)  Not Applicable.

ITEM 30.  Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094, and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 31.  Management Services.

         Not Applicable.

ITEM 32.  Undertakings.


         (b) Registrant undertakes to file a Post-Effective Amendment, using financial statements pertaining to the Real Estate Investment Portfolio, which need not be certified, within four to six months from the effective date of the amendment to its Securities Act of 1933 Registration Statement.


         (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                           SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 15th day of October, 1996.


                                  ALLIANCE VARIABLE PRODUCTS
                                  SERIES FUND, INC.

                                  by /s/ John D. Carifa
                                  _____________________
                                  John D. Carifa
                                  Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


      SIGNATURE                        TITLE             DATE

1.    Principal Executive Officer

      by /s/ John D. Carifa            Chairman and      October 15, 1996
      __________________
        John D. Carifa

2.    Principal Financial and
      Accounting Officer

      by /s/ Mark D. Gersten           Treasurer and     October 15, 1996
      ___________________              Chief Financial
        Mark D. Gersten                Officer

3.    A majority of the Directors

      David H. Dievler
      John D. Carifa
      William H. Foulk, Jr.
      John H. Dobkin
      Robert C. White

      by /s/ Edmund P. Bergan, Jr.                       October 15, 1996
      ____________________________
        (Attorney-in-fact)
        Edmund P. Bergan, Jr.

                        INDEX TO EXHIBITS

EXHIBIT NO.


    (11)      Consent of Independent Auditors















































                              C-25
00250292.AX8